Summary of error corrections - Consolidated balance sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Inventories	$ 28,638	$ 53,944
Total current assets	147,623	227,165
Deferred tax assets, net	34	58,035
Total non-current assets	104,996	179,872
Total assets	252,619	407,037
Accrued expenses and other current liabilities	(45,959)	(49,134)
Total current liabilities	(130,073)	(186,172)
Total liabilities	(224,254)	(286,443)
Accumulated deficit	(454,573)	(358,854)
Total shareholders’ equity	$ 28,365	120,594	$ 133,611	$ 115,959
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Inventories		52,951
Total current assets		226,172
Deferred tax assets, net		56,381
Total non-current assets		178,218
Total assets		404,390
Accrued expenses and other current liabilities		(41,522)
Total current liabilities		(178,560)
Total liabilities		(278,832)
Accumulated deficit		(353,890)
Total shareholders’ equity		125,558	137,011	117,237
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Inventories		993
Total current assets		993
Deferred tax assets, net		1,654
Total non-current assets		1,654
Total assets		2,647
Accrued expenses and other current liabilities		(7,612)
Total current liabilities		(7,612)
Total liabilities		(7,612)
Accumulated deficit		(4,965)
Total shareholders’ equity		$ (4,965)	$ (3,400)	$ (1,278)